UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21759

Name of Fund: BlackRock Global Dynamic Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Dynamic Equity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Consolidated Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.1%
Banco Macro SA - ADR	5,300	$183,698
Cresud SA Sponsored - ADR	14,000	212,660
IRSA Inversiones y Representaciones SA - ADR	16,400	207,952
Pampa Energia SA - ADR	17,000	244,800
Telecom Argentina Stet-France Telecom SA - ADR	5,600	141,624
Tenaris SA - ADR	3,450	152,490
		1,143,224
Australia — 1.8%
Asciano Ltd.	176,800	323,361
BHP Billiton Ltd.	147,294	6,735,098
CSL Ltd.	42,742	1,440,900
Newcrest Mining Ltd.	101,891	4,443,172
Rio Tinto Ltd.	46,601	4,082,827
Telstra Corp. Ltd.	214,996	705,244
Woodside Petroleum Ltd.	15,600	657,338
		18,387,940
Austria — 0.0%
Telekom Austria AG	24,255	296,955
Belgium — 0.1%
RHJ International (a)	153,598	1,030,692
RHJ International – ADR (a)(b)	23,000	154,348
		1,185,040
Brazil — 3.0%
All America Latina Logistica SA	61,300	446,652
Banco do Brasil SA	12,143	205,065
Banco Santander Brasil SA	46,000	432,163
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference ‘A’ Shares	59,609	2,551,020
Cia Energetica de Minas Gerais - ADR	28,541	550,841
Cosan Ltd., Class A	116,200	1,432,746
Cyrela Brazil Realty SA	118,614	1,158,721
Hypermarcas SA	299,318	2,265,850
Itau Unibanco Holding SA, Preference Shares	53,176	1,073,223
MRV Engenharia e Participacoes SA	138,995	1,022,622
OGX Petroleo e Gas Participacoes SA (a)	57,800	481,900
Petroleo Brasileiro SA - ADR	315,760	9,703,305
Qualicorp SA (a)	92,200	862,638

Common Stocks	Shares	Value
Brazil (concluded)
SLC Agricola SA	95,551	$1,045,556
Telecomunicacoes de Sao Paulo SA - ADR	121,306	3,847,826
Usinas Siderurgicas de Minas Gerais SA, Preference ‘A’ Shares	27,411	197,074
Vale SA, Preference ‘A’ Shares	89,467	2,630,619
		29,907,821
Canada — 3.6%
Alamos Gold, Inc.	74,410	1,318,500
BCE, Inc.	3,400	129,778
Barrick Gold Corp.	100,587	4,784,924
Canadian Natural Resources Ltd.	44,100	1,776,789
Canadian Pacific Railway Ltd.	18,142	1,158,548
Canadian Pacific Railway Ltd.	18,978	1,211,835
Cenovus Energy, Inc.	1,310	50,238
Cenovus Energy, Inc.	9,400	361,361
Daylight Energy Ltd.	132,850	1,273,647
Eldorado Gold Corp.	170,285	2,931,800
Goldcorp, Inc.	101,268	4,841,623
IAMGOLD Corp.	89,778	1,795,560
IAMGOLD, International African Mining Gold Corp.	55,641	1,113,621
Kinross Gold Corp.	54,175	885,219
Kinross Gold Corp.	195,254	3,187,987
Magna International, Inc., Class A	3,100	151,187
Potash Corp. of Saskatchewan, Inc.	14,620	845,182
Rogers Communications, Inc., Class B	19,600	747,936
Rogers Communications, Inc., Class B	14,200	542,170
Silver Wheaton Corp.	61,600	2,222,528
Sino-Forest Corp. (a)	62,690	478,975
Suncor Energy, Inc.	26,028	997,588
TELUS Corp.	10,060	553,724
Talisman Energy, Inc.	36,050	656,518
Teck Resources Ltd., Class B	2,940	145,354
Valeant Pharmaceuticals International, Inc. (c)	14,700	808,941
Viterra, Inc.	30,400	344,265
		35,315,798

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
CAD	Canadian Dollar
CNY	Chinese Yuan
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipts
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
KRW	South Korean Won
LIBOR	London Inter-Bank Offered Rate
MosPrime	Moscow Prime Offered Rate
MSCI	Morgan Stanley Capital International
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SGD	Singapore Dollar
SPDR	Standard and Poor’s Depository Receipts
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2011	1

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chile — 0.2%
E.CL SA	277,000	$735,639
Sociedad Quimica y Minera de Chile SA - ADR	11,800	758,976
		1,494,615
China — 2.1%
Beijing Enterprises Holdings Ltd.	528,875	2,670,153
CSR Corp. Ltd.	264,400	191,465
Chaoda Modern Agriculture Holdings Ltd.	2,693,885	1,074,989
China BlueChemical Ltd.	816,800	635,443
China Huiyuan Juice Group Ltd.	21,600	11,917
China Life Insurance Co., Ltd.	189,200	630,989
China Life Insurance Co., Ltd. - ADR	13,120	656,525
China Mobile Ltd.	329,200	3,275,161
China Shenhua Energy Co., Ltd., Class H	172,863	866,753
China Telecom Corp., Ltd.	875,000	573,278
China Unicom Ltd. (c)	353,100	705,289
Dongfang Electric Corp. Ltd.	205,100	742,856
Dongfeng Motor Group Co., Ltd.	255,800	505,665
Guangshen Railway Co., Ltd.	1,064,200	416,212
Guangzhou Automobile Group Co., Ltd.	577,272	695,624
Haitian International Holdings Ltd.	42,600	51,598
Huaneng Power International, Inc.	800,500	393,153
Jiangsu Express	328,500	315,719
Mindray Medical International Ltd. – ADR (d)	7,100	192,268
Ping An Insurance Group Co.	67,776	659,122
Shanghai Electric Group Co., Ltd.	1,098,900	582,977
Shanghai Pharmaceuticals Holding Co., Ltd. (a)	330,100	731,885
Sinopharm Group Co.	443,400	1,291,046
Tianjin Development Holdings Ltd. (a)(d)	2,258,147	1,342,278
Tianjin Port Development Holdings Ltd.	3,418,100	658,025
Xiamen International Port Co., Ltd.	813,100	145,761
Zhongsheng Group Holdings Ltd. (a)	399,200	841,404
		20,857,555
Czech Republic — 0.1%
CEZ AS	19,900	1,029,881
Egypt — 0.1%
Telecom Egypt	308,919	804,934
Finland — 0.2%
Fortum OYJ	58,667	1,552,466
France — 1.9%
Atos Origin SA (a)	6,900	380,017
BNP Paribas SA	14,370	931,949
Cie Generale d’Optique Essilor International SA	33,487	2,683,604

Common Stocks	Shares	Value
France (concluded)
France Telecom SA	43,573	$901,625
GDF Suez	85,600	2,799,198
LVMH Moet Hennessy Louis Vuitton SA	10,990	2,014,389
Sanofi Aventis	26,470	2,056,732
Sanofi Aventis - ADR	3,866	149,808
Technip SA	4,040	442,363
Total SA	42,456	2,294,676
Total SA - ADR	43,200	2,335,824
Vivendi SA	66,270	1,584,777
		18,574,962
Germany — 1.9%
Allianz AG, Registered Shares	6,648	866,334
BASF SE (a)	37,060	3,346,932
Bayer AG	20,681	1,654,484
Bayer AG - ADR	800	64,000
Bayerische Motoren Werke AG	7,490	748,788
Beiersdorf AG (c)	2,890	186,181
Daimler AG	26,850	1,946,505
Deutsche Bank AG, Registered Shares	16,710	918,759
Deutsche Telekom AG- ADR (a)	7,500	116,175
Infineon Technologies AG	74,240	744,929
Kabel Deutschland Holding AG (a)	22,400	1,260,830
Lanxess	12,160	976,039
Muenchener Rueckversicherungs AG, Registered Shares	3,560	525,351
Siemens AG	20,770	2,654,534
Volkswagen AG, Preference Shares (a)	16,114	3,216,615
		19,226,456
Hong Kong — 1.0%
AIA Group Ltd. (a)	165,000	606,044
Cheung Kong Holdings Ltd.	67,200	1,024,587
Cheung Kong Infrastructure Holdings Ltd.	126,900	731,199
China Resources Gas Group Ltd.	402,000	593,959
China Resources Power Holdings Co., Ltd.	320,000	623,050
Hutchison Whampoa Ltd.	118,927	1,385,378
The Link Real Estate Investment Trust	686,748	2,399,620
Mongolian Mining Corp. (a)	364,600	447,207
Wharf Holdings Ltd.	173,947	1,277,670
Yuanda China Holdings Ltd. (a)	3,469,900	694,537
		9,783,251
India — 1.1%
Adani Enterprises Ltd.	96,200	1,272,621
Adani Power Ltd. (a)	432,357	969,076
Bharat Heavy Electricals Ltd.	49,500	2,058,909
Container Corp. of India	8,220	203,954
Housing Development Finance Corp.	152,100	2,366,949
Larsen & Toubro Ltd.	19,350	754,345

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2011	2

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
India (concluded)
Reliance Industries Ltd.	75,550	$1,412,919
State Bank of India Ltd.	27,010	1,430,565
		10,469,338
Indonesia — 0.2%
Bumi Resources Tbk PT	3,805,007	1,358,347
Telekomunikasi Indonesia Tbk PT	434,800	376,307
		1,734,654
Israel — 0.3%
Check Point Software Technologies Ltd. (a)	3,600	207,540
Teva Pharmaceutical Industries - ADR	52,740	2,459,794
		2,667,334
Italy — 0.4%
Assicurazioni Generali SpA	27,440	520,810
ENI SpA	99,200	2,156,153
Intesa Sanpaolo SpA	283,385	653,711
Telecom Italia SpA	365,700	460,155
		3,790,829
Japan — 9.4%
Aisin Seiki Co., Ltd.	23,791	912,937
Asahi Kasei Corp.	123,300	872,248
Astellas Pharma, Inc.	17,127	665,383
The Bank of Kyoto Ltd.	45,259	413,098
Bridgestone Corp.	38,868	966,865
Canon, Inc.	48,371	2,349,392
Daihatsu Motor Co., Ltd.	49,923	874,426
Daiwa House Industry Co., Ltd.	51,420	692,952
Denso Corp.	31,840	1,131,463
East Japan Railway Co.	50,565	3,182,281
Fanuc Ltd.	5,832	1,103,251
Fuji Heavy Industries Ltd.	248,746	1,991,535
Futaba Industrial Co., Ltd. (a)	51,389	409,916
Hitachi Chemical Co., Ltd.	39,800	788,523
Hitachi Ltd.	112,000	690,643
Honda Motor Co., Ltd.	58,526	2,322,073
Hoya Corp.	68,078	1,652,165
Inpex Corp.	403	3,128,290
JGC Corp.	71,005	2,217,554
JSR Corp.	20,900	426,837
KDDI Corp.	363	2,697,377
Kinden Corp.	53,812	455,187
Kirin Holdings Co., Ltd.	95,589	1,407,693
Komatsu Ltd.	30,400	949,038
Kubota Corp.	232,409	2,109,363
Kuraray Co., Ltd.	66,940	1,010,591
Kyowa Hakko Kirin Co., Ltd.	81,911	873,578
MS&AD Insurance Group Holdings, Inc.	82,785	2,068,913
Marubeni Corp.	145,700	1,093,269
Mitsubishi Corp.	162,413	4,343,920
Mitsubishi Tanabe Pharma Corp.	34,830	631,067
Mitsubishi UFJ Financial Group, Inc.	251,893	1,279,081
Mitsui & Co., Ltd.	192,307	3,620,539
Mitsui Fudosan Co., Ltd.	30,400	580,831

Common Stocks	Shares	Value
Japan (concluded)
Mitsui OSK Lines Ltd.	89,479	$468,548
Murata Manufacturing Co., Ltd.	19,252	1,246,893
NGK Insulators Ltd.	46,210	846,357
NKSJ Holdings, Inc. (a)	234,275	1,545,826
NTT DoCoMo, Inc.	2,684	4,966,477
NTT Urban Development Corp.	373	341,650
Nippon Building Fund, Inc.	33	337,787
Nippon Electric Glass Co.	52,299	658,064
Nippon Telegraph & Telephone Corp.	43,100	2,131,527
Okumura Corp.	182,239	683,591
Rinnai Corp.	11,046	855,349
Rohm Co., Ltd.	13,777	802,840
Sekisui House Ltd.	148,571	1,422,060
Seven & I Holdings Co., Ltd.	7,639	217,824
Shin-Etsu Chemical Co., Ltd.	53,567	2,889,491
Shionogi & Co. Ltd.	40,278	695,105
Sony Financial Holdings, Inc.	32,200	579,704
Sumitomo Chemical Co., Ltd.	580,660	2,942,646
Sumitomo Electric Industries Ltd.	52,852	788,995
Sumitomo Mitsui Financial Group, Inc.	28,523	897,303
Suzuki Motor Corp.	136,739	3,167,012
TDK Corp.	15,027	774,094
Terumo Corp.	13,235	743,274
Toda Corp.	178,804	681,817
Toho Co., Ltd.	30,668	534,251
Tokio Marine Holdings, Inc.	130,050	3,835,049
Tokyo Gas Co., Ltd.	351,166	1,677,675
Toyota Industries Corp.	69,175	2,254,586
Toyota Motor Corp.	34,147	1,394,017
Ube Industries Ltd.	350,354	1,189,130
West Japan Railway Co.	24,300	1,034,059
Yahoo! Japan Corp.	1,100	390,132
Yamada Denki Co. Ltd.	8,900	712,578
		93,617,990
Kazakhstan — 0.2%
KazMunaiGas Exploration Production - GDR	95,900	1,774,150
Luxembourg — 0.0%
Millicom International Cellular SA	3,800	454,601
Malaysia — 0.4%
Axiata Group Bhd (a)	424,200	728,302
British American Tobacco Malaysia Bhd	32,100	502,914
IOI Corp. Bhd	146,848	254,756
PLUS Expressways Bhd	790,445	1,159,320
Telekom Malaysia Bhd	320,200	436,931
YTL Power International Bhd	2,017,317	1,330,749
		4,412,972

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2011	3

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Mexico — 0.2%
America Movil, SA de CV - ADR	65,664	$1,694,131
Fomento Economico Mexicano, SA de CV - ADR	7,800	564,486
		2,258,617
Netherlands — 0.4%
ASML Holding NV	17,400	619,855
CNH Global NV (a)	4,350	165,909
ING Groep NV CVA (a)	44,450	476,992
Koninklijke Philips Electronics NV	63,434	1,575,541
Koninklijke Philips Electronics NV, New York Registered Shares	4,763	117,979
LyondellBasell Industries NV, Class A (a)	4,200	165,732
Unilever NV	28,180	915,149
Unilever NV - ADR	10,600	344,288
		4,381,445
Norway — 0.3%
DnB NOR ASA	63,450	922,696
Statoil ASA	46,220	1,139,169
Telenor ASA	27,180	454,265
		2,516,130
Philippines — 0.1%
Philippine Long Distance Telephone Co. - ADR	9,900	560,340
Poland — 0.0%
Powszechny Zaklad Ubezpieczen SA	2,030	276,051
Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	104,900	430,493
Russia — 1.8%
AFI Development Plc, Class B (a)	48,300	41,055
Federal Hydrogenerating Co. JSC (a)	4,981,882	236,639
Federal Hydrogenerating Co. JSC - ADR	545,011	2,725,055
Kuzbassrazrezugol (a)	1,338,106	503,797
LSR Group - GDR (b)	189,100	1,357,738
MMC Norilsk Nickel - ADR (a)	34,537	923,519
Magnitogorsk Iron & Steel Works - GDR	99,100	1,100,010
Novorossiysk Commercial Sea Port – GDR (a)	97,063	822,124
OAO Gazprom – ADR (a)	118,700	1,740,142
Polyus Gold Co. ZAO - ADR	606,756	2,184,322
OAO Rosneft Oil Co. - GDR	184,000	1,569,520
Sberbank	1,079,300	3,952,397
Uralkali – GDR (a)	2,400	118,224
VimpelCom Ltd. - ADR	76,000	942,400
		18,216,942

Common Stocks	Shares	Value
Singapore — 1.2%
CapitaLand Ltd. (a)	217,800	$523,695
DBS Group Holdings Ltd.	56,940	733,774
Fraser and Neave Ltd.	262,000	1,304,072
Global Logistic Properties Ltd. (a)	303,800	508,615
Keppel Corp. Ltd.	223,420	2,053,481
M1 Ltd.	298,290	646,868
Noble Group Ltd.	218,223	338,395
Oversea-Chinese Banking Corp.	238,980	1,970,980
Raffeles Medical Group Ltd.	230,200	469,072
SembCorp Marine Ltd.	135,200	604,515
Singapore Press Holdings Ltd.	139,300	455,611
Singapore Telecommunications Ltd.	634,460	1,767,757
United Overseas Bank Ltd.	31,400	532,558
		11,909,393
South Africa — 0.5%
Anglo Platinum Ltd.	2,395	204,705
AngloGold Ashanti Ltd. - ADR	6,400	268,416
Harmony Gold Mining Co., Ltd. - ADR	117,300	1,592,934
Impala Platinum Holdings Ltd.	8,600	219,630
Katanga Mining Ltd. (a)	167,478	283,965
Life Healthcare Group Holdings Ltd.	237,700	617,956
Randgold Resources Ltd. – ADR	22,200	2,015,982
Sasol Ltd.	4,200	210,673
		5,414,261
South Korea — 1.2%
Cheil Industries, Inc.	7,900	902,392
Hyundai Motor Co.	5,500	1,224,458
KT Corp.	4,700	176,284
KT Corp. - ADR	65,240	1,289,143
KT&G Corp.	18,958	1,179,593
LG Corp.	11,200	837,191
LG Display Co., Ltd.	13,300	342,208
Mando Corp.	1,400	276,493
POSCO (d)	1,900	839,181
POSCO - ADR (d)	8,450	927,810
SK Telecom Co., Ltd.	6,710	933,717
Samsung Electronics Co., Ltd.	3,440	2,754,623
Samsung Fine Chemicals Co., Ltd.	9,900	660,912
		12,344,005
Spain — 0.5%
Banco Santander SA	89,896	946,181
Repsol YPF SA	40,190	1,267,515
Telefonica SA	108,729	2,423,519
Telefonica SA - ADR	18,250	407,340
		5,044,555
Switzerland — 1.4%
Garmin Ltd. (a)	5,100	166,413
Nestle SA, Registered Shares	69,097	4,401,584
Noble Corp.	3,700	136,419

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2011	4

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Switzerland (concluded)
Novartis AG, Registered Shares	35,338	$2,166,293
Roche Holding AG	9,887	1,774,181
Swisscom AG	2,740	1,318,838
TE Connectivity Ltd.	9,976	343,474
Transocean Ltd.	18,256	1,123,839
Tyco International Ltd.	9,975	441,793
UBS AG (a)	61,570	1,016,431
Zurich Financial Services AG	4,013	954,300
		13,843,565
Taiwan — 1.4%
ASUSTek Computer, Inc.	39,894	321,055
Catcher Technology Co., Ltd.	67,800	592,143
Cheng Shin Rubber Industry Co., Ltd.	202,750	608,497
Chunghwa Telecom Co., Ltd.	274,068	949,901
Chunghwa Telecom Co., Ltd. – ADR	53,585	1,862,615
Delta Electronics, Inc.	370,324	1,310,784
Far EasTone Telecommunications Co., Ltd.	451,000	745,773
Formosa Chemicals & Fibre Corp.	137,000	496,349
HON HAI Precision Industry Co., Ltd.	185,586	529,264
HTC Corp. (c)	93,121	2,770,113
MediaTek, Inc.	44,075	394,793
Nan Ya Plastics Corp.	165,000	456,455
Taiwan Semiconductor Manufacturing Co., Ltd.	775,994	1,928,461
Yulon Motor Co. Ltd.	375,000	981,073
		13,947,276
Thailand — 0.4%
Hana Microelectronics PCL	300,846	251,167
PTT Chemical PCL	357,921	1,950,115
PTT Public Company THB10	91,836	1,068,469
Siam Commercial Bank PCL	317,205	1,345,396
		4,615,147
Turkey — 0.4%
BIM Birlesik Magazalar AS	24,900	847,515
Tupras Turkiye Petrol Rafinerileri AS	30,666	744,365
Turk Telekomunikasyon AS	165,252	704,303
Turkcell Iletisim Hizmet AS	74,813	384,401
Turkiye Garanti Bankasi AS	223,047	978,742
		3,659,326
United Kingdom — 4.0%
Amlin Plc	42,000	277,439
Anglo American Plc	38,100	1,803,378
Antofagasta Plc	94,200	2,163,392
AstraZeneca Group Plc – ADR	2,800	135,828
BG Group Plc	195,200	4,602,143
BP Plc	246,260	1,855,971
BP Plc – ADR	50,600	2,299,264

Common Stocks	Shares	Value
United Kingdom (concluded)
BT Group Plc	527,500	$1,735,201
British American Tobacco Plc	19,293	890,589
British Sky Broadcasting Group Plc	23,000	268,804
Diageo Plc – ADR	39,106	3,176,971
Ensco Plc – ADR	3,198	170,294
GlaxoSmithKline Plc – ADR	4,500	199,890
Glencore International Plc (a)	95,400	744,920
Guinness Peat Group Plc (a)	965,919	611,300
HSBC Holdings Plc	272,295	2,654,692
HSBC Holdings Plc, Registered Shares	70,200	687,596
International Power Plc	299,500	1,499,090
Lloyds TSB Group Plc (a)	1,154,000	815,195
National Grid Plc	256,900	2,513,613
Petropavlovsk Plc	15,622	204,031
Royal Dutch Shell Plc – ADR	20,269	1,490,988
Scottish & Southern Energy Plc	77,300	1,656,254
Standard Chartered Plc	32,500	827,904
Unilever Plc	18,632	594,745
Unilever Plc – ADR	11,700	375,102
Vallares Plc (a)	84,200	1,437,386
Vodafone Group Plc	834,451	2,340,096
Vodafone Group Plc – ADR	55,894	1,570,621
		39,602,697
United States — 46.5%
3M Co.	21,971	1,914,553
ACE Ltd.	51,599	3,456,101
The AES Corp. (a)	68,074	837,991
AT&T, Inc. (e)	270,282	7,908,451
Abbott Laboratories	55,885	2,868,018
Accenture Plc	2,853	168,726
Activision Blizzard, Inc.	168,700	1,997,408
Adobe Systems, Inc. (a)	13,800	382,536
Aetna, Inc.	66,736	2,768,877
Aflac, Inc.	6,000	276,360
Agilent Technologies, Inc. (a)	35,901	1,513,586
Albemarle Corp.	2,800	186,424
Alcoa, Inc.	133,700	1,969,401
Allergan, Inc.	7,400	601,694
Alliance Resource Partners LP	10,321	792,756
The Allstate Corp.	14,190	393,347
Altera Corp.	4,400	179,872
Altria Group, Inc. (e)	53,907	1,417,754
Amdocs Ltd. (a)	5,634	177,640
American Eagle Outfitters, Inc. (c)	109,900	1,444,086
American Electric Power Co., Inc.	17,532	646,230
American Tower Corp., Class A (a)	31,705	1,665,464
American Water Works Co., Inc.	27,070	757,960
Ameriprise Financial, Inc.	2,800	151,480
AmerisourceBergen Corp.	31,754	1,216,496
Amgen, Inc. (a)	26,728	1,462,022

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2011	5

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Anadarko Petroleum Corp.	29,494	$2,435,025
Analog Devices, Inc.	4,300	147,920
Apache Corp.	25,426	3,145,705
Apple, Inc. (a)	41,331	16,138,929
Arch Capital Group Ltd. (a)	26,301	888,974
Arrow Electronics, Inc. (a)	3,900	135,525
Autodesk, Inc. (a)	4,000	137,600
Autoliv, Inc.	2,100	138,936
Axis Capital Holdings Ltd.	4,592	146,347
BMC Software, Inc. (a)	4,000	172,880
Baker Hughes, Inc.	9,100	704,158
Ball Corp.	4,600	178,480
Bank of America Corp.	511,496	4,966,626
The Bank of New York Mellon Corp.	100,523	2,524,133
Baxter International, Inc.	2,900	168,693
Becton Dickinson & Co.	2,100	175,581
Biogen Idec, Inc. (a)	2,500	254,675
Boeing Co.	42,880	3,021,754
BorgWarner, Inc. (a)	10,700	851,934
Bristol-Myers Squibb Co.	300,181	8,603,187
Broadcom Corp., Class A (a)(c)	21,259	788,071
CA, Inc.	106,640	2,378,072
CMS Energy Corp.	42,443	812,359
CNA Financial Corp.	3,800	104,652
CVS Caremark Corp.	58,545	2,128,111
Capital One Financial Corp.	8,300	396,740
Cardinal Health, Inc.	4,131	180,773
Celgene Corp. (a)	12,565	745,104
CenturyLink, Inc.	50,188	1,862,477
Cephalon, Inc. (a)(c)	12,000	959,280
Chevron Corp.	92,750	9,647,855
Chubb Corp.	23,155	1,446,724
Cigna Corp.	26,071	1,297,554
Cimarex Energy Co.	1,800	158,616
Cisco Systems, Inc. (c)	307,547	4,911,526
Citigroup, Inc. (a)	102,505	3,930,042
Coach, Inc.	3,100	200,136
The Coca-Cola Co.	16,317	1,109,719
Coca-Cola Enterprises Inc.	6,100	171,471
Cognizant Technology Solutions Corp. (a)	6,300	440,181
Colgate-Palmolive Co. (c)	26,281	2,217,591
Comcast Corp., Class A	164,355	3,947,807
Complete Production Services, Inc. (a)	26,119	1,015,507
Computer Sciences Corp.	5,431	191,606
Comverse Technology, Inc. (a)	72,355	542,662
ConAgra Foods, Inc.	16,073	411,630
ConocoPhillips	58,173	4,187,874
Consol Energy, Inc.	112,690	6,040,184
Consolidated Edison, Inc.	15,800	831,080
Constellation Brands, Inc., Class A (a)	19,309	393,710
Corning, Inc. (c)	215,412	3,427,205
Coventry Health Care, Inc. (a)	4,700	150,400
Covidien Plc	18,135	921,077

Common Stocks	Shares	Value
United States (continued)
Crown Holdings, Inc. (a)	17,818	$684,389
DISH Network Corp. (a)	17,758	526,170
DaVita, Inc. (a)	16,462	1,375,235
Dell, Inc. (a)(c)	113,592	1,844,734
Devon Energy Corp.	33,849	2,663,916
Dominion Resources, Inc.	15,200	736,440
The Dow Chemical Co.	62,003	2,162,045
Dr. Pepper Snapple Group, Inc.	11,140	420,646
E.I. du Pont de Nemours & Co.	42,795	2,200,519
EMC Corp. (a)	71,400	1,862,112
EOG Resources, Inc. (c)	12,700	1,295,400
Eastman Chemical Co.	1,900	183,521
Eaton Corp.	2,900	139,055
eBay, Inc. (a)	31,415	1,028,841
Edison International	4,200	159,894
El Paso Corp.	267,597	5,499,118
Electronic Arts, Inc. (a)	58,514	1,301,936
Eli Lilly & Co.	26,347	1,009,090
Endurance Specialty Holdings Ltd.	22,846	930,746
Entergy Corp.	14,628	977,150
Exelon Corp.	26,350	1,161,244
Expedia, Inc.	4,399	139,404
Exxon Mobil Corp. (e)	204,597	16,324,795
FMC Corp.	45,184	3,956,763
Fidelity National Information Services, Inc.	3,341	100,297
Fidelity National Title Group, Inc., Class A	94,545	1,541,083
Fluor Corp.	2,800	177,884
Ford Motor Co. (a)	150,600	1,838,826
Forest Laboratories, Inc. (a)	8,094	299,964
Freeport-McMoRan Copper & Gold, Inc., Class B	37,478	1,984,835
Freescale Semiconductor Holdings I Ltd. (a)	102,800	1,678,724
General Dynamics Corp.	14,700	1,001,658
General Electric Co. (e)	454,737	8,144,340
General Mills, Inc.	49,805	1,860,217
General Motors Co. (a)	76,400	2,114,752
Gilead Sciences, Inc. (a)	38,436	1,628,149
Global Industries Ltd. (a)	133,019	682,387
The Goldman Sachs Group, Inc.	21,986	2,967,450
Google, Inc., Class A (a)	11,676	7,048,684
HCA Holdings, Inc. (a)	59,600	1,590,128
H.J. Heinz Co.	11,481	604,360
Halliburton Co.	62,450	3,417,888
Harris Corp.	3,000	119,610
HealthSouth Corp. (a)	32,883	802,345
Hecla Mining Co. (a)	57,400	445,998
Helmerich & Payne, Inc.	2,800	193,340
Hess Corp.	28,592	1,960,267
Hewlett-Packard Co.	105,264	3,701,082
Hologic, Inc. (a)	79,874	1,483,260
Humana, Inc. (a)	22,526	1,679,989

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2011	6

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Huntington Ingalls Industries, Inc. (a)	3,454	$115,640
ITC Holdings Corp.	7,900	555,054
Ingersoll-Rand Plc	2,400	89,808
Intel Corp. (c)	151,900	3,391,927
International Business Machines Corp.	60,668	11,032,476
International Game Technology	50,848	945,264
International Paper Co.	21,097	626,581
Intuit, Inc. (a)	3,600	168,120
JPMorgan Chase & Co. (c)	112,967	4,569,515
Johnson & Johnson	128,600	8,331,994
Johnson Controls, Inc.	7,500	277,125
KBR, Inc. (c)	38,214	1,362,329
KLA-Tencor Corp.	3,600	143,352
Kinetic Concepts, Inc. (a)	2,900	194,126
Kraft Foods, Inc. (c)	86,239	2,964,897
The Kroger Co.	7,400	184,038
L-3 Communications Holdings, Inc.	1,900	150,328
Lam Research Corp. (a)	3,200	130,816
Leucadia National Corp.	4,800	161,616
Lexmark International, Inc., Class A (a)	10,232	343,488
Liberty Global, Inc. (a)	4,300	179,740
Life Technologies Corp. (a)	26,490	1,192,845
Limited Brands, Inc.	5,849	221,443
Lincoln National Corp.	5,600	148,400
Lockheed Martin Corp.	27,358	2,071,821
Lorillard, Inc.	7,875	836,482
Lubrizol Corp.	1,500	201,900
Macy’s, Inc.	4,900	141,463
Marathon Oil Corp.	47,866	1,482,410
Marathon Petroleum Corp. (a)	34,183	1,496,874
Marvell Technology Group Ltd. (a)(c)	46,700	692,094
MasterCard, Inc., Class A (c)	2,700	818,775
Mattel, Inc.	42,154	1,123,826
McDermott International, Inc. (a)	71,620	1,444,575
McDonald’s Corp.	18,149	1,569,526
The McGraw-Hill Cos., Inc.	4,500	187,200
McKesson Corp.	20,921	1,697,111
Mead Johnson Nutrition Co. (c)	38,119	2,720,553
MeadWestvaco Corp.	5,700	177,498
Medco Health Solutions, Inc. (a)	31,228	1,963,617
Medtronic, Inc.	69,833	2,517,480
Merck & Co., Inc.	140,476	4,794,446
MetLife, Inc.	12,004	494,685
MetroPCS Communications, Inc. (a)	21,400	348,392
Mettler-Toledo International, Inc. (a)	4,743	734,264
Micron Technology, Inc. (a)	12,400	91,388
Microsoft Corp.	449,819	12,325,041

Common Stocks	Shares	Value
United States (continued)
Molson Coors Brewing Co., Class B	3,300	$148,665
Morgan Stanley	68,900	1,533,025
Motorola Mobility Holdings, Inc. (a)(c)	41,200	922,056
Motorola Solutions, Inc. (a)	18,300	821,487
Murphy Oil Corp.	2,200	141,284
Mylan, Inc. (a)	71,047	1,618,451
NII Holdings, Inc. (a)	3,200	135,520
NRG Energy, Inc. (a)	13,899	340,803
National Oilwell Varco, Inc.	48,072	3,873,161
Newmont Mining Corp.	57,363	3,189,956
NextEra Energy, Inc.	42,715	2,360,004
Northrop Grumman Corp.	20,026	1,211,773
Occidental Petroleum Corp.	58,452	5,738,817
Oceaneering International, Inc. (a)	4,000	172,800
Oracle Corp.	174,716	5,342,815
PACCAR, Inc.	33,800	1,446,978
PG&E Corp.	19,214	796,036
PPG Industries, Inc.	1,900	159,980
PPL Corp.	54,267	1,514,049
Pall Corp.	8,600	426,388
Parker Hannifin Corp.	1,800	142,236
PartnerRe Ltd.	5,047	337,241
PerkinElmer, Inc.	26,100	638,406
Perrigo Co.	14,900	1,345,619
Pfizer, Inc.	356,025	6,849,921
Philip Morris International, Inc.	38,127	2,713,499
Platinum Underwriters Holdings Ltd.	10,713	367,992
Polo Ralph Lauren Corp.	1,400	189,098
Polycom, Inc. (a)(c)	63,378	1,713,107
Praxair, Inc.	7,547	782,171
Precision Castparts Corp.	10,637	1,716,599
Principal Financial Group, Inc.	12,852	355,101
The Procter & Gamble Co.	73,784	4,536,978
The Progressive Corp.	30,281	595,930
Pulte Group, Inc. (a)(c)	148,900	1,022,943
QEP Resources, Inc.	51,100	2,239,713
QUALCOMM, Inc.	111,979	6,134,210
Quicksilver Resources, Inc. (a)	147,300	2,084,295
Raytheon Co.	23,194	1,037,468
Reinsurance Group of America, Inc.	2,800	162,988
RenaissanceRe Holdings Ltd.	10,777	749,971
Ross Stores, Inc.	1,700	128,809
Ryder System, Inc.	3,100	174,592
SM Energy Co. (c)	31,622	2,382,718
Safeway, Inc.	3,699	74,609
SanDisk Corp. (a)(c)	27,215	1,157,454
Sara Lee Corp. (c)	126,972	2,426,435
Schlumberger Ltd.	57,830	5,226,097

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2011	7

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
Seagate Technology (c)	62,400	$866,736
Sempra Energy	8,600	435,934
Simon Property Group, Inc.	7,600	915,876
The Southern Co.	61,350	2,425,779
Southwest Airlines Co.	8,900	88,644
Spirit Aerosystems Holdings, Inc., Class A (a)	66,193	1,356,295
The St. Joe Co. (a)	222,497	3,940,422
State Street Corp.	30,317	1,257,246
SunTrust Banks, Inc.	14,900	364,901
Symantec Corp. (a)(c)	82,455	1,571,592
TRW Automotive Holdings Corp. (a)	3,100	156,457
Teradata Corp. (a)	4,926	270,733
Texas Instruments, Inc.	49,911	1,484,852
Thermo Fisher Scientific, Inc. (a)	27,152	1,631,564
Time Warner Cable, Inc.	8,262	605,687
Time Warner, Inc.	16,499	580,105
Torchmark Corp.	3,850	155,501
The Travelers Cos., Inc.	50,285	2,772,212
U.S. Bancorp	111,915	2,916,505
Union Pacific Corp.	54,633	5,598,790
United Technologies Corp. (c)	31,456	2,605,815
UnitedHealth Group, Inc.	38,500	1,910,755
Unum Group	3,777	92,121
Urban Outfitters, Inc. (a)(c)	4,500	146,430
Valero Energy Corp.	55,215	1,387,001
Validus Holdings Ltd.	16,296	433,311
Vanguard Health Systems, Inc. (a)	34,700	601,698
VeriSign, Inc.	5,000	156,050
Verizon Communications, Inc.	122,291	4,315,649
Viacom, Inc., Class B	41,232	1,996,453
Visa, Inc., Class A	12,500	1,069,250
Wal-Mart Stores, Inc.	79,792	4,205,836
Walgreen Co.	3,900	152,256
Walt Disney Co.	41,700	1,610,454
Waters Corp. (a)	17,512	1,539,130
Weatherford International Ltd. (a)	50,932	1,116,429
WellPoint, Inc.	48,885	3,302,182
Wells Fargo & Co. (c)	152,667	4,265,516
Western Digital Corp. (a)(c)	26,863	925,699
The Western Union Co.	7,600	147,516
Whiting Petroleum Corp. (a)(c)	25,400	1,488,440
Williams Cos., Inc.	4,700	148,990
Wisconsin Energy Corp.	13,272	406,787
Wyndham Worldwide Corp.	3,800	131,442
XL Group Plc	153,208	3,143,828
Xerox Corp.	150,806	1,407,020
		462,385,251
Total Common Stocks – 88.4%		879,888,260

Corporate Bonds	Par (000)		Value
Canada — 0.1%
Sino-Forest Corp., 5.00%, 8/01/13 (b)(f)	USD	1,118	$737,880
China — 0.0%
China Milk Products Group Ltd., 72.70%, 1/05/12 (f)(g)		1,000	130,000
Hong Kong — 0.0%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (a)(f)(g)(h)	CNY	10,800	302,023
India — 0.1%
REI Agro Ltd., 5.50%, 11/13/14 (b)(f)	USD	1,235	1,377,025
Malaysia — 0.2%
Berjaya Land Bhd, 8.00%, 8/15/11 (f)	MYR	2,290	783,538
IOI Capital Bhd, Series IOI, 30.04%, 12/18/11 (f)(g)	USD	850	1,081,200
			1,864,738
Singapore — 0.3%
Olam International Ltd., 6.00%, 10/15/16 (f)		1,200	1,538,400
Wilmar International Ltd., 18.69%, 12/18/12 (f)(g)		700	945,350
Yanlord Land Group Ltd., 5.85%, 7/13/14 (f)	SGD	750	626,090
			3,109,840
United Kingdom — 0.3%
Lloyds TSB Bank Plc, 13.00% (i)	GBP	1,081	2,218,011
Petropavlovsk 2010 Ltd., 4.00%, 2/18/15 (f)	USD	200	200,600
			2,418,611
United States — 0.1%
SBA Communications Corp., 4.00%, 10/01/14 (b)(f)		395	553,494
Total Corporate Bonds – 1.1%			10,493,611

Investment Companies	Shares
United States — 5.2%
Consumer Staples Select Sector SPDR Fund		39,685	1,222,298
ETFS Gold Trust (a)		37,000	5,970,320
ETFS Palladium Trust (a)		12,600	1,032,066
ETFS Platinum Trust (a)		10,700	1,884,270
Energy Select Sector SPDR Fund		100,446	7,686,128
Health Care Select Sector SPDR Fund		39,874	1,361,697

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2011	8

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Investment Companies	Shares		Value
United States (concluded)
iShares Dow Jones US Telecommunications Sector Index Fund (j)		21,847	$511,875
iShares Gold Trust (a)(j)		373,094	5,921,002
iShares Silver Trust (a)(j)		46,200	1,793,946
SPDR Gold Shares (a)		146,266	23,169,997
Technology Select Sector SPDR Fund		63,700	1,644,097
Utilities Select Sector SPDR Fund		4,900	162,484
Vanguard Telecommunication Services ETF		700	47,047
			52,407,227
Vietnam — 0.1%
Vietnam Enterprise Investments Ltd., R Shares (a)		199,954	359,917
Vinaland Ltd. (a)		406,580	311,644
			671,561
Total Investment Companies – 5.3%			53,078,788

Preferred Stocks
Switzerland — 0.1%
UBS AG, 9.38% (f)		39,175	809,304
United Kingdom — 0.1%
HSBC Holdings Plc, 8.00%		24,100	656,725
United States — 0.1%
Bunge, Ltd., 4.88% (f)		2,135	217,770
PPL Corp., 9.50% (f)		13,800	774,042
XL Group Plc, 10.75% (f)		7,012	190,586
			1,182,398
Total Preferred Stocks – 0.3%			2,648,427

U.S. Treasury Obligations	Par (000)
U.S. Treasury Note, 0.63%, 7/31/12	USD	3,535	3,546,636
Total U.S. Treasury Obligations – 0.4%			3,546,636

Warrants (k)	Shares
Canada — 0.0%
Kinross Gold Corp. (Expires 9/13/13)		36,725	46,125

Warrants (k)	Shares	Value
United States — 0.1%
Bank of America Corp. (Expires 1/16/19)	65,430	$288,546
Citigroup, Inc. (Expires 10/28/18)	41,000	4,920
Ford Motor Co. (Expires 1/01/13)	134,367	517,313
		810,779
Total Warrants – 0.1%		856,904
Total Long-Term Investments (Cost – $764,155,372) – 95.6%		950,512,626

Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (j)(l)	23,138	23,138

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.09% (j)(l)(m)	USD	1,006	1,006,175
Total Money Market Funds – 0.1%			1,029,313

	Par (000)
Time Deposits — 0.0%
Canada — 0.0%
Brown Brothers Harriman & Co., 0.23%, 8/03/11	CAD	1	1,409
Europe — 0.0%
Brown Brothers Harriman & Co., 0.33%, 8/03/11	EUR	2	3,015
Hong Kong — 0.0%
Citibank, NY, 0.01%, 8/03/11	HKD	384	49,221
New Zealand — 0.0%
Brown Brothers Harriman & Co., 1.35%, 8/03/11	NZD	11	9,440
South Africa — 0.0%
Brown Brothers Harriman & Co., 3.72%, 8/03/11	ZAR	49	7,385
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.14%, 8/03/11	GBP	1	1,928

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2011	9

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Time Deposits	Par (000)		Value
United States — 0.0%
Citibank, NY, 0.03%, 8/02/11	USD	69	$69,258
Total Time Deposits – 0.0%			141,656
U.S. Treasury Obligations — 5.1%
U.S. Treasury Bills (n):
0.26%, 8/25/11		3,170	3,169,903
0.03%, 9/15/11		500	499,993
0.14%, 10/06/11		14,280	14,279,977
0. 11%, 10/13/11		5,845	5,844,480
0.23%, 10/20/11		14,600	14,598,938
0.10%, 10/27/11		12,800	12,797,627
			51,190,918
Total Short-Term Securities (Cost – $52,361,879) – 5.2%			52,361,887

Options Purchased	Contracts
Exchange-Traded Call Options — 0.1%
JPMorgan Chase & Co., Strike Price USD 43.00, Expires 8/20/11		342	12,312
SPDR Gold Trust:
Strike Price USD 158, Expires 9/17/11		334	142,785
Strike Price USD 160, Expires 10/22/11		401	189,472
Wells Fargo & Co., Strike Price USD 28, Expires 10/22/11		537	89,679
			434,248
Exchange-Traded Put Options — 0.0%
SPDR Gold Trust:
Strike Price USD 143, Expires 8/20/11		249	3,984
Strike Price USD 132, Expires 9/30/11		220	3,080
Strike Price USD 125, Expires 1/21/12		196	9,016
			16,080
Over-the-Counter Call Options — 0.1%
MSCI Europe Excluding UK Index:
Strike Price USD 102.90, Expires 6/15/12, Broker Deutsche Bank AG		14,820	64,696
Strike Price USD 104.71, Expires 6/15/12, Broker Goldman Sachs Bank USA		31,850	111,157
Strike Price USD 99.43, Expires 7/12/12, Broker UBS AG		43,584	225,255

Options Purchased	Contracts	Value
Over-the-Counter Call Options (concluded)
Taiwan Taiex Index:
Strike Price USD 9,047.46, Expires 9/19/12, Broker Citibank NA	6,808	$114,628
Strike Price USD 9,041.74, Expires 9/19/12, Broker JPMorgan Chase Bank NA	4,534	64,247
Strike Price USD 8,818.93, Expires 3/20/13, Broker Citibank NA	4,576	121,385
Strike Price USD 8,807.55, Expires 6/19/13, Broker JPMorgan Chase Bank NA	4,585	135,074
Strike Price USD 8,646.24, Expires 9/18/13, Broker Credit Suisse International	3,760	70,237
Strike Price USD 8,807.55, Expires 9/18/13, Broker Credit Suisse International	2,293	58,265
Strike Price USD 8,646.11, Expires 12/18/13, Broker JPMorgan Chase Bank NA	7,510	151,477
		1,116,421
Over-the-Counter Put Options — 0.0%
KOSPI Index, Strike Price USD 230.71, Expires 12/08/11, Broker Citibank NA	94	19,853
Total Options Purchased (Cost $2,214,902) – 0.2%		1,586,602
Total Investments Before Structured Options and Outstanding Options Written (Cost - $818,732,153*) – 101.0%		1,004,461,115

Over-the-Counter Structured Options	Units
MSCI EM Index, Initial Reference Strike Price 1,128.89, One written put strike 1,128.89, 1.066 calls strike 1,128.89, Expires 12/14/11, Broker JPMorgan Chase Bank NA	1,462	17,990
MSCI Europe excluding UK Index:
Initial Reference Strike Price 96.02, One written put strike 96.02, 1.29 calls strike 96.02, Expires 9/16/11, Broker Goldman Sachs Bank USA	11,456	40,784
Initial Reference Strike Price 96.02, One written put strike of 89.9707, One call strike 96.02, Expires 9/16/11, Broker Goldman Sachs Bank USA	8,332	29,744

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2011	10

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Over-the-Counter Structured Options	Units	Value
Nikkei 225 Index Link:
Initial Reference Strike Price 9,583, One written call strike 10,996.49, Expires 11/18/11, Broker JPMorgan Chase Bank NA	144	$(8,024)
Initial Reference Strike Price 9,582.02, One written call strike 11,019.32, Expires 11/18/11, Broker UBS AG	153	(8,272)
S&P 500 Index Link, Initial Reference Strike Price 1,300.35, One written put strike 1,131.30, One call strike 1,379.67, Expires 3/16/12, Broker JPMorgan Chase Bank NA	3,768	(16,232)
Taiwan Taiex Index:
Initial Reference Strike Price TWD 8,571.8153, One written put strike USD 243.4051, One call strike USD 290.8066, Expires 12/19/11, Broker Citibank NA	4,846	44,394
Initial Reference Strike Price 8,900, One written put strike 8,400, 1.35 calls strike 9,000, Expires 12/21/11, Broker Citibank NA	7,800	(16,963)
Initial Reference Strike Price 8,775.8894, One written put strike 7,345.4194, 1.45 calls strike 8,775.8894, Expires 12/19/12, Broker Citibank NA	4,767	26,033
Total Over-the-Counter Structured Options (Premiums Received - $30,150) – 0.0%		109,454

Options Written	Contracts
Exchange-Traded Call Options — (0.2)%
America Eagle Outfitters, Strike Price USD 15, Expires 2/18/12	1,099	(93,415)
Cephalon, Inc., Strike Price USD 65, Expires 1/21/12	70	(108,500)
Cisco Systems, Inc:
Strike Price USD 17.50, Expires 1/21/12	352	(26,048)
Strike Price USD 20, Expires 1/19/13	275	(28,463)
Colgate-Palmolive Co., Strike Price USD 92.50, Expires 1/21/12	88	(14,652)
Corning, Inc., Strike Price USD 17.50, Expires 1/19/13	442	(83,538)

Options Written	Contracts	Value
Exchange-Traded Call Options (concluded)
Dell, Inc.:
Strike Price USD 16, Expires 8/20/11	488	$(37,088)
Strike Price USD 15, Expires 1/21/12	249	(56,523)
EOG Resources, Inc., Strike Price USD 100, Expires 1/21/12	81	(82,823)
Intel Corp., Strike Price USD 24, Expires 1/21/12	309	(26,265)
Kraft Foods, Inc., Strike Price USD 35, Expires 1/21/12	401	(45,313)
Marvell Technology Group, Ltd., Strike Price USD 17.50, Expires 1/21/12	476	(34,272)
MasterCard, Inc., Strike Price USD 285, Expires 10/22/11	27	(79,110)
Mead Johnson Nutrition Co., Strike Price USD 75, Expires 11/19/11	155	(31,543)
Motorola Mobility Holdings, Inc., Strike Price USD 27, Expires 8/20/11	51	(382)
Polycom, Inc., Strike Price USD 32.50, Expires 1/21/12	150	(20,625)
Pultegroup, Inc., Strike Price USD 10.00, Expires 1/19/13	556	(38,920)
SM Energy Co.:
Strike Price USD 65, Expires 8/20/11	57	(63,555)
Strike Price USD 90, Expires 8/20/11	81	(2,227)
Strike Price USD 90, Expires 11/19/11	81	(18,427)
SanDisk Corp., Strike Price USD 46, Expires 10/22/11	168	(36,456)
Sara Lee Corp., Strike Price USD 19, Expires 1/21/12	1,269	(158,625)
Seagate Technology, Strike Price USD 17.50, Expires 1/21/12	211	(9,917)
Symantec Corp., Strike Price USD 17.50, Expires 1/21/12	549	(141,642)
United Technologies Corp., Strike Price USD 80, Expires 1/21/12	181	(120,365)
Valeant Pharmaceuticals International, Strike Price USD 50, Expires 1/21/12	76	(68,400)
Western Digital Corp., Strike Price USD 40, Expires 1/21/12	185	(34,133)
Whiting Petroleum Corp., Strike Price USD 55, Expires 1/21/12	128	(110,080)
		(1,571,307)
Exchange-Traded Put Options — 0.0%
Broadcom Corp., Strike Price USD 35, Expires 8/20/11	128	(7,616)
JPMorgan Chase & Co., Strike Price USD 38, Expires 8/20/11	342	(16,758)
KBR, Inc., Strike Price USD 36, Expires 9/17/11	39	(7,898)

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2011	11

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Put Options — 0.0%
MasterCard, Inc., Strike Price USD 220, Expires 10/22/11	27	$(3,982)
Motorola Mobility Holdings, Strike Price USD 24, Expires 10/22/11	138	(38,640)
SPDR Gold Trust:
Strike Price USD 120, Expires 9/30/11	220	(1,430)
Strike Price USD 105, Expires 1/21/12	179	(2,416)
Urban Outfitters, Inc., Strike Price USD 27, Expires 9/17/11	269	(9,415)
Wells Fargo & Co., Strike Price USD 24, Expires 10/22/11	537	(32,220)
		(120,375)
Over-the-Counter Call Options — 0.0%
China Unicom (Hong Kong) Ltd:
Strike Price USD 17.24, Expires 9/28/11, Broker Citibank NA	118,284	(5,031)
Strike Price USD 17.56, Expires 10/28/11, Broker Citibank NA	118,284	(6,389)
Kraft Foods, Inc., Strike Price USD 34, Expires 1/20/12, Broker Deutsche Bank AG	461	(70,608)
MSCI Europe Excluding United Kingdom Index:
Strike Price USD 48, Expires 3/16/12, Broker Deutsche Bank AG	2,890	(7,507)
Strike Price USD 92.97, Expires 7/12/12, Broker Credit Suisse International	43,584	(33,847)
Urban Outfitters, Inc., Strike Price USD 34, Expires 1/20/12, Deutsche Bank AG	45	(11,862)
		(135,244)
Over-the-Counter Put Options — (0.1)%
American Eagle Outfitters:
Strike Price USD 11.75, Expires 3/16/12, Broker Bank of America AG	340	(39,855)
Strike Price USD 12, Expires 3/16/12, Broker Bank of America AG	848	(109,614)
Beiersdorf AG:
Strike Price USD 38, Expires 12/16/11, Broker Deutsche Bank AG	9,152	(4,179)
Strike Price USD 38, Expires 1/20/12, Broker JPMorgan Chase Bank NA	5,230	(3,415)
HTC Corp., Strike Price USD 900, Expires 1/04/12, Broker Goldman Sachs International	24,150	(108,358)

Options Written	Contracts	Value
Over-the-Counter Put Options (concluded)
MSCI Europe Excluding United Kingdom Index:
Strike Price USD 98.12, Expires 6/15/12, Broker Deutsche Bank AG	14,820	$(128,189)
Strike Price USD 99.84, Expires 6/15/12, Broker Goldman Sachs International	31,850	(296,523)
Strike Price USD 92.97, Expires 7/12/12, Broker Credit Suisse International	43,584	(278,946)
S&P Equity Option, Strike Price USD 988.57, Expires 12/08/11, Broker JPMorgan Chase Bank NA	1,740	(14,978)
Taiwan Taiex Index:
Strike Price USD 7,608.62, Expires 9/19/12, Broker JPMorgan Chase Bank NA	4,534	(83,562)
Strike Price USD 7,758.20, Expires 9/19/12, Broker Citibank NA	6,808	(139,152)
Strike Price USD 7,557.82, Expires 3/20/13, Broker Citibank NA	4,576	(108,226)
Strike Price USD 7,574.49, Expires 6/19/13, Broker Credit Suisse International	4,585	(117,147)
Strike Price USD 6,957.96, Expires 9/18/13, Broker Credit Suisse International	2,293	(51,570)
Strike Price USD 7,176.38, Expires 9/18/13, Broker Credit Suisse International,	2,279	(58,160)
Strike Price USD 7,180.59, Expires 12/18/13, Broker JPMorgan Chase Bank NA	4,551	(139,534)
		(1,681,408)
Total Options Written (Premiums Received - $3,674,876) – (0.3)%		(3,508,334)
Total Investments, Net of Structured Options and Outstanding Options Written – 100.7%		1,001,062,235
Liabilities in Excess of Other Assets – (0.7)%		(6,329,363)
Net Assets – 100.0%		$994,732,872

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2011	12

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$828,994,853
Gross unrealized appreciation	$214,413,342
Gross unrealized depreciation	(36,947,080)
Net unrealized appreciation	$177,466,262

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.

(d)	Security, or a portion of security, is on loan.

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f)	Convertible security.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest/ Shares Held at October 31, 2010	Beneficial Interest/ Shares Purchased		Beneficial Interest/ Shares Sold	Beneficial Interest/ Shares Held at July 31, 2011	Value at July 31, 2011	Realized Gain (Loss)	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	23,138	[1]	—	23,138	$23,138	—	$650
BlackRock Liquidity Series, LLC Money Market Series	$1,278,500	—		$(272,325)[2]	$1,006,175	$1,006,175	—	42,873
iShares Dow Jones U.S. Telecommunications Sector Index Fund	24,447	—		(2,600)	21,847	$511,875	$(13,010)	9,050
iShares Gold Trust	—	373,094		—	373,094	$5,921,002	—	—
iShares Silver Trust	130,000	—		(83,800)	46,200	$1,793,946	$2,237,775	—

1	Represents net shares purchased.

2	Represents beneficial interest sold.

(k)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(l)	Represents the current yield as of report date.

(m)	Security was purchased with the cash collateral from loaned securities.

(n)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2011	13

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund

•	Financial futures contracts purchased as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
26	Nikkei 225 Index	Tokyo	September 2011	$130,466,700	$(36,458)
32	TOPIX Index	Tokyo	September 2011	$273,848,044	(61,415)
Total					$(97,873)

•	Financial futures contracts sold as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
22	S&P 500 Index	Chicago Mercantile	September 2011	$7,280,385	$(194,185)

•	Foreign currency exchange contracts as of July 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	57,208	USD	81,851	Brown Brothers Harriman & Co.	8/01/11	$351
HKD	464,411	USD	59,594	Brown Brothers Harriman & Co.	8/01/11	(6)
USD	1,853	GBP	1,136	Brown Brothers Harriman & Co.	8/01/11	(11)
USD	31,603	HKD	246,274	Brown Brothers Harriman & Co.	8/01/11	4
EUR	90,113	USD	129,122	Brown Brothers Harriman & Co.	8/02/11	361
KRW	143,335,960	USD	136,641	Brown Brothers Harriman & Co.	8/02/11	(687)
USD	1,414	CAD	1,343	Brown Brothers Harriman & Co.	8/02/11	9
USD	507	EUR	353	Brown Brothers Harriman & Co.	8/02/11	—
USD	16,725	HKD	130,373	Brown Brothers Harriman & Co.	8/02/11	(3)
USD	41,172	MYR	121,582	Brown Brothers Harriman & Co.	8/02/11	208
CHF	12,157,696	USD	14,899,472	Brown Brothers Harriman & Co.	8/15/11	550,956
EUR	8,253,073	USD	11,678,098	Brown Brothers Harriman & Co.	8/15/11	177,413
JPY	400,149,110	USD	5,065,179	Brown Brothers Harriman & Co.	8/15/11	133,482
Total						$862,077

•	Total return swaps outstanding as of July 31, 2011 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Return on the RTS Index Future September 2011	Pays	Overnight MosPrime Rate	Credit Suisse International	9/16/11	USD	1,381	$27,648
Return on the MSCI
Daily Total Return All
Country World
(ex USA) USD Index	Receives	3-month LIBOR minus 0.17%	BNP Paribas SA	9/19/11	USD	2,168	77,901
Return on the MSCI
Daily Total Return
Net Emerging
Markets USD Index	Receives	3-month LIBOR minus 0.63%	BNP Paribas SA	1/12/12	USD	2,197	(6,420)
Total							$99,129

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2011	14

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$1,143,224	—	—	$1,143,224
Australia	—	$18,387,940	—	18,387,940
Austria	296,955	—	—	296,955
Belgium	1,030,692	154,348	—	1,185,040
Brazil	29,907,821	—	—	29,907,821
Canada	35,315,798	—	—	35,315,798
Chile	1,494,615	—	—	1,494,615
China	1,644,193	19,213,362	—	20,857,555
Czech Republic	—	1,029,881	—	1,029,881
Egypt	—	804,934	—	804,934
Finland	—	1,552,466	—	1,552,466
France	2,485,632	16,089,330	—	18,574,962
Germany	180,175	19,046,281	—	19,226,456
Hong Kong	694,539	9,088,714	—	9,783,251
India	—	10,469,338	—	10,469,338
Indonesia	—	1,734,654	—	1,734,654
Israel	2,667,334	—	—	2,667,334
Italy	—	3,790,829	—	3,790,829
Japan	—	93,617,990	—	93,617,990

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2011	15

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets (concluded):
Long-Term Investments:
Common Stocks (concluded):
Kazakhstan	$1,774,150	—	—	$1,774,150
Luxembourg	—	454,601	—	454,601
Malaysia	939,845	$3,473,127	—	4,412,972
Mexico	2,258,617	—	—	2,258,617
Netherlands	793,908	3,587,537	—	4,381,445
Norway	—	2,516,130	—	2,516,130
Philippines	560,340	—	—	560,340
Poland	—	276,051	—	276,051
Portugal	—	430,493	—	430,493
Russia	16,859,204	1,357,738	—	18,216,942
Singapore	—	11,909,393	—	11,909,393
South Africa	4,161,297	1,252,964	—	5,414,261
South Korea	3,396,545	8,947,460	—	12,344,005
Spain	1,353,521	3,691,034	—	5,044,555
Switzerland	2,211,938	11,631,627	—	13,843,565
Taiwan	1,862,615	12,084,661	—	13,947,276
Thailand	4,615,147	—	—	4,615,147
Turkey	1,551,818	2,107,508	—	3,659,326
United Kingdom	11,870,068	27,732,629	—	39,602,697
United States	462,385,251	—	—	462,385,251
Corporate Bonds	—	8,684,563	$1,809,048	10,493,611
Investment Companies	53,078,788	—	—	53,078,788
Preferred Stocks	1,182,398	1,466,029	—	2,648,427
U.S. Treasury Obligations	—	3,546,636	—	3,546,636
Warrants	856,904	—	—	856,904
Short-Term Securities:
Money Market Funds	23,138	1,006,175	—	1,029,313
Time Deposits	—	141,656	—	141,656
U.S. Treasury Obligations	—	51,190,918	—	51,190,918
Total	$648,596,468	$352,468,997	$1,809,048	$1,002,874,513

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2011	16

Consolidated Schedule of Investments (concluded)	BlackRock Global Dynamic Equity Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$450,328	$105,549	$1,295,219	$1,851,096
Foreign currency exchange contracts	—	862,784	—	862,784
Liabilities:
Equity contracts	(1,983,740)	(361,818)	(1,510,745)	(3,856,303)
Foreign currency exchange contracts	—	(707)	—	(707)
Total	$(1,533,412)	$605,808	$(215,526)	$(1,143,130)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, structured options and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and structured options and options are shown at value.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2011	17

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Dynamic Equity Fund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Dynamic Equity Fund

Date: December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Dynamic Equity Fund

Date: December 22, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Dynamic Equity Fund

Date: December 22, 2011